[Letterhead of State Street Research &
Management Company,
One Financial Center,
Boston, MA  02111]

VIA EDGAR
                                                     March 5, 2001

Securities and Exchange Commission
450 Fifth Street N.W.
Judiciary Plaza
Washington, D.C. 20549

RE:      State Street Research Financial Trust
         Securities Act of 1933 File No. 33-10327
         Investment Company Act of 1940 File No. 811-4911
         CIK No. 0000806390

Ladies and Gentlemen:

         The undersigned, STATE STREET RESEARCH FINANCIAL TRUST, a Massachusetts business trust, (the "Registrant"), does hereby certify as follows:

(1) That the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 of the Securities Act of 1933, as amended (the "Securities Act"), would not have differed from that contained in the most recent amendment to the registration statement of the Registrant (Post-Effective Amendment No. 36 under the Securities Act; Amendment No. 37 under the Investment Company Act of 1940) for the State Street Research Government Income Fund, State Street Research Strategic Income Plus Fund, State Street Research International Equity Fund and State Street Research Strategic
         Portfolios: Aggressive series of the Registrant; and

(2) That the text of the most recent amendment to the registrant's registration statement has been filed electronically (EDGAR accession number 0000912057-01-006941).


                                                     STATE STREET RESEARCH
                                                     FINANCIAL TRUST


                                                     By:  /s/ Amy L. Simmons
                                                     -----------------------
                                                     Amy L. Simmons
                                                     Assistant Secretary
cc:      Peter Fariel, Esq.
         Geoffrey R.T. Kenyon, Esq.
           Goodwin Procter LLP